MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS
16.  MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

The Parent, and FTAI Infrastructure as a part of the Parent, are externally managed by the Manager. The Manager is paid annual fees in exchange for advising us on various aspects of our business, formulating our investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing our day-to-day operations, inclusive of all costs incidental thereto. In addition, the Manager may be reimbursed for various expenses incurred by the Manager on our behalf, including the costs of legal, accounting and other administrative activities. In May 2015, in connection with the Parent’s initial public offering (“IPO”), the Parent and the Manager entered into the Management Agreement. Additionally, the Parent has entered into certain incentive allocation arrangements with Fortress Worldwide Transportation and Infrastructure Master GP LLC (the “Master GP”).

The Manager is entitled to a management fee, incentive allocations (comprised of Income Incentive Allocation and Capital Gains Incentive Allocation described below) and reimbursement of certain expenses. The management fee is determined by taking the average value of total equity (excluding non-controlling interests) of the Parent determined on a consolidated basis in accordance with U.S. GAAP at the end of the two most recently completed months multiplied by an annual rate of 1.50%, and is payable monthly in arrears in cash.

The income incentive allocation is calculated and distributable quarterly in arrears based on the pre-incentive allocation net income for the immediately preceding calendar quarter (the “Income Incentive Allocation”). For this purpose, pre-incentive allocation net income means, with respect to a calendar quarter, net income attributable to shareholders during such quarter calculated in accordance with U.S. GAAP excluding the Parent’s pro rata share of (1) realized or unrealized gains and losses, and (2) certain non-cash or one-time items, and (3) any other adjustments as may be approved by the independent directors. Pre-incentive allocation net income does not include any Income Incentive Allocation or Capital Gains Incentive Allocation (described below) paid to the Master GP during the relevant quarter.

The Master GP is entitled to an Income Incentive Allocation with respect to its pre-incentive allocation net income in each calendar quarter as follows: (1) no Income Incentive Allocation in any calendar quarter in which pre-incentive allocation net income, expressed as a rate of return on the average value of the Parent’s net equity capital (excluding non-controlling interests) at the end of the two most recently completed calendar quarters, does not exceed 2% for such quarter (8% annualized); (2) 100% of pre-incentive allocation net income of the Parent with respect to that portion of such pre-incentive allocation net income, if any, that is equal to or exceeds 2% but does not exceed 2.2223% for such quarter; and (3) 10% of the amount of pre-incentive allocation net income of the Parent, if any, that exceeds 2.2223% for such quarter. These calculations will be prorated for any period of less than three months.

Capital Gains Incentive Allocation is calculated and distributable in arrears as of the end of each calendar year and is equal to 10% of the Parent’s pro rata share of cumulative realized gains from the date of the Parent’s IPO through the end of the applicable calendar year, net of the Parent’s pro rata share of cumulative realized or unrealized losses, the cumulative non-cash portion of equity-based compensation expenses and all realized gains upon which prior performance-based Capital Gains Incentive Allocation payments were made to the Master GP.

A portion of the management fee, income incentive allocation, and capital gains incentive allocation that are attributable to the operations of FTAI Infrastructure is recorded in the Management fees and incentive allocation to affiliate on the Combined Consolidated Statement of Operations. These amounts are allocated on the following basis:

Management fee—Management fee is allocated to FTAI Infrastructure by applying the calculation methodology described above to the equity of FTAI Infrastructure included in these combined consolidated financial statements.

Income Incentive Allocation and Capital Gains Incentive Allocation—The Income Incentive Allocation and Capital Gains Incentive Allocation are allocated to FTAI Infrastructure by applying the allocation calculation methodology described above to FTAI Infrastructure’s financial results in each respective period.

The following table summarizes the management fees, income incentive allocation and capital gains incentive allocation included in these combined consolidated financial statements:

	Year Ended December 31,
	2021	2020	2019
Management fees	$15,638	$13,073	$10,722
Capital gains incentive allocation	—	—	5,819
Total	$15,638	$13,073	$16,541

The Parent pays all of its operating expenses, except those specifically required to be borne by the Manager under the Management Agreement. The expenses required to be paid by the Parent include, but are not limited to, issuance and transaction costs incident to the acquisition, disposition and financing of its assets, legal and auditing fees and expenses, the compensation and expenses of the Parent’s independent directors, the costs associated with the establishment and maintenance of any credit facilities and other indebtedness of the Parent (including commitment fees, legal fees, closing costs, etc.), expenses associated with other securities offerings of the Parent, costs and expenses incurred in contracting with third parties (including affiliates of the Manager), the costs of printing and mailing proxies and reports to the Parent’s shareholders, costs incurred by the Manager or its affiliates for travel on the Parent’s behalf, costs associated with any computer software or hardware that is used by the Parent, costs to obtain liability insurance to indemnify the Parent’s directors and officers and the compensation and expenses of the Parent’s transfer agent.

The Parent will pay or reimburse the Manager and its affiliates for performing certain legal, accounting, due diligence tasks and other services that outside professionals or outside consultants otherwise would perform, provided that such costs and reimbursements are no greater than those which would be paid to outside professionals or consultants. The Manager is responsible for all of its other costs incident to the performance of its duties under the Management Agreement, including compensation of the Manager’s employees, rent for facilities and other “overhead” expenses. A portion of the Parent’s reimbursement to the Manager is allocated to FTAI Infrastructure based on an estimate of time incurred by the Manager’s employees on activities related to our operations.

A portion of these reimbursable expenses that the Parent paid to the Manager and are attributable to FTAI Infrastructure are included in the combined consolidated financial statements as follows:

	Year Ended December 31,
	2021	2020	2019
Classification in the Combined Consolidated Statements of Operations:
General and administrative expenses	$3,937	$4,053	$3,747
Acquisition and transaction expenses	1,105	682	714
Total	$5,042	$4,735	$4,461

In addition to the above, the following corporate expenses, which were allocated from the Parent, are also included in the combined consolidated financial statements:

	Year Ended December 31,
	2021	2020	2019
Classification in the Combined Consolidated Statements of Operations:
General and administrative expenses	$4,776	$4,469	$3,722
Acquisition and transaction expenses	10,880	69	3,412
Total	$15,656	$4,538	$7,134

As of  December 31, 2021 and 2020, no amounts were recorded as a payable to the Manager or a receivable from the Manager.

Other Affiliate Transactions

As of December 31, 2021 and 2020 an affiliate of our Manager owns an approximately 20% interest in Jefferson Terminal which has been accounted for as a component of non-controlling interest in consolidated subsidiaries in the accompanying combined consolidated financial statements. The carrying amount of this non-controlling interest as of  December 31, 2021 and 2020 was $(9.1) million and $17.2 million, respectively.

The following table presents the amount of this non-controlling interest share of net loss:

	Year Ended December 31,
	2021	2020	2019
Non-controlling interest share of net loss	$(26,472)	$(16,522)	$(17,571)

In July 2020, we purchased a 14% interest in FYX from an affiliate of our Manager, which retained a non-controlling interest in FYX subsequent to the transaction. Additionally, other investors in FYX are also affiliates of our Manager. See Note 6 for additional information related to FYX.

In connection with the Capital Call Agreement related to the Series 2016 Bonds, we entered into a Fee and Support Agreement with an affiliate of our Manager. The Fee and Support Agreement provides that the affiliate of the Manager is compensated for its guarantee of a portion of the obligations under the Standby Bond Purchase Agreement. This affiliate of the Manager received fees of $1.7 million, was amortized as interest expense to the earlier of the redemption date or February 13, 2020.

In connection with the amendment to the Jefferson Revolver, on December 20, 2018, our subsidiary and an affiliate of our Manager entered into an amended and restated Fee and Support Agreement, and our subsidiary issued a $0.3 million promissory note to the affiliate of our Manager, as consideration for the fee payable pursuant to the amended and restated Fee and Support Agreement.

In February 2020, the Fee and Support Agreement was terminated in connection with the Jefferson Refinancing.